Common Shares (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Share Capital

	June 30, 2023	December 31, 2022
(Number of shares of $0.10 each)
Authorized shares	315,000,000	255,000,000

	June 30, 2023	December 31, 2022
(Number of shares of $0.10 each)
Issued	254,263,598	229,263,598
Treasury shares	9,160,866	315,511
Outstanding	245,102,732	228,948,087